Schedule of changes in liabilities arising from financing activities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities, ending	R$ 1,065,188	R$ 344,872	R$ 294,296
Payments	(264,475)	(223,529)	(166,684)
Addition	986,838	716,929	78,295
Interest	136,121	54,489	37,494
Foreign exchange movement		21,279	1,126
Business combination	176,105	152,670	104,452
Other	(10,816)	(1,522)	(4,107)
Liabilities arising from financing activities, ending	2,088,961	1,065,188	344,872
Liabilities arising from financing activities, beginning	2,088,961	1,065,188	344,872
Proceeds from loans and financing	822,569
Net of the transaction costs	13,030
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities, ending	617,485	60,357	77,829
Payments	(158,076)	(155,090)	(75,093)
Addition	809,539	605,041	7,383
Interest	68,909	10,031	6,025
Foreign exchange movement		21,279	1,126
Business combination	36,591	75,815	43,087
Other	428	52
Liabilities arising from financing activities, ending	1,374,876	617,485	60,357
Liabilities arising from financing activities, beginning	1,374,876	617,485	60,357
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities, ending	447,703	284,515	212,360
Payments	(87,751)	(55,455)	(39,779)
Addition	158,651	98,904	19,100
Interest	67,212	44,458	31,469
Business combination	139,514	76,855	61,365
Other	(11,244)	(1,574)
Liabilities arising from financing activities, ending	714,085	447,703	284,515
Liabilities arising from financing activities, beginning	714,085	447,703	284,515
Dividends Payable [Member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities, ending		4,107
Payments	(18,648)	(12,984)	(51,812)
Addition	18,648	12,984	51,812
Other			(4,107)
Liabilities arising from financing activities, ending			4,107
Liabilities arising from financing activities, beginning			R$ 4,107